Revenue Derived from Customers (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenue, Major Customer [Line Items]
Total revenues	$ 15,658,704	$ 19,942,266	$ 21,795,463
Operating Segments | United States and Canada
Revenue, Major Customer [Line Items]
Total revenues	3,030,249	3,382,387	3,628,056
Operating Segments | INDIA
Revenue, Major Customer [Line Items]
Total revenues	12,241,845	16,078,008	17,615,686
Operating Segments | Rest of the world
Revenue, Major Customer [Line Items]
Total revenues	$ 386,610	$ 481,871	$ 551,721